FIDELITY

(REGISTERED TRADEMARK)

CONTRAFUND
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     37   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    41   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    48   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            49

PROXY VOTING RESULTS     50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1997                     PAST 1   PAST 5    PAST 10
                                                    YEAR     YEARS     YEARS

FIDELITY CONTRAFUND                                 23.00%   145.40%   693.37%

FIDELITY CONTRAFUND (INCL. 3% SALES CHARGE)         19.31%   138.04%   669.57%

S&P 500 (REGISTERED TRADEMARK)                      33.36%   151.62%   425.77%

GROWTH FUNDS AVERAGE                                25.30%   117.56%   356.18%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 820 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

FIDELITY CONTRAFUND                           23.00%   19.67%   23.01%

FIDELITY CONTRAFUND (INCL. 3% SALES CHARGE)   19.31%   18.94%   22.64%

S&P 500                                       33.36%   20.27%   18.05%

GROWTH FUNDS AVERAGE                          25.30%   16.47%   15.93%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980108 180532 S00000000000001
             Contrafund                  S&P 500
             00022                       SP001
  1987/12/31       9700.00                    10000.00
  1988/01/31      10324.35                    10421.00
  1988/02/29      10794.87                    10906.62
  1988/03/31      10812.97                    10569.60
  1988/04/30      11030.13                    10686.93
  1988/05/31      10876.31                    10779.90
  1988/06/30      11401.12                    11274.70
  1988/07/31      11482.56                    11231.86
  1988/08/31      11229.20                    10849.97
  1988/09/30      11690.67                    11312.18
  1988/10/31      11998.32                    11626.66
  1988/11/30      11907.84                    11460.40
  1988/12/31      11739.15                    11660.96
  1989/01/31      12518.67                    12514.54
  1989/02/28      12444.43                    12202.93
  1989/03/31      13103.31                    12487.26
  1989/04/30      13947.79                    13135.34
  1989/05/31      14671.62                    13667.32
  1989/06/30      14578.82                    13589.42
  1989/07/31      15915.14                    14816.55
  1989/08/31      16369.86                    15106.95
  1989/09/30      16685.38                    15045.01
  1989/10/31      16184.26                    14695.97
  1989/11/30      16555.46                    14995.77
  1989/12/31      16804.82                    15355.66
  1990/01/31      15913.50                    14325.30
  1990/02/28      16243.99                    14510.09
  1990/03/31      16594.51                    14894.61
  1990/04/30      16424.26                    14522.25
  1990/05/31      17976.55                    15938.17
  1990/06/30      18206.89                    15829.79
  1990/07/31      17866.39                    15779.13
  1990/08/31      16474.33                    14352.70
  1990/09/30      15783.31                    13653.72
  1990/10/31      15863.43                    13595.01
  1990/11/30      16804.82                    14473.25
  1990/12/31      17466.26                    14877.05
  1991/01/31      19167.59                    15525.69
  1991/02/28      20617.24                    16635.78
  1991/03/31      21825.28                    17038.36
  1991/04/30      21946.08                    17079.26
  1991/05/31      23345.40                    17817.08
  1991/06/30      22036.69                    17001.06
  1991/07/31      23597.07                    17793.31
  1991/08/31      24784.98                    18215.01
  1991/09/30      24855.45                    17910.82
  1991/10/31      25570.21                    18150.82
  1991/11/30      24221.23                    17419.34
  1991/12/31      27058.48                    19412.12
  1992/01/31      27830.07                    19051.05
  1992/02/29      28733.18                    19298.72
  1992/03/31      27953.39                    18922.39
  1992/04/30      28256.64                    19478.71
  1992/05/31      28559.90                    19574.15
  1992/06/30      27866.75                    19282.50
  1992/07/31      28570.73                    20071.15
  1992/08/31      28040.04                    19659.70
  1992/09/30      28516.58                    19891.68
  1992/10/31      29155.57                    19961.30
  1992/11/30      30563.53                    20641.98
  1992/12/31      31359.13                    20895.88
  1993/01/31      32352.30                    21071.40
  1993/02/28      32565.73                    21357.97
  1993/03/31      34121.97                    21808.63
  1993/04/30      34352.52                    21280.86
  1993/05/31      35712.79                    21851.19
  1993/06/30      35724.32                    21914.55
  1993/07/31      36116.26                    21826.90
  1993/08/31      37868.47                    22654.14
  1993/09/30      37949.16                    22479.70
  1993/10/31      38283.46                    22945.03
  1993/11/30      36842.50                    22727.05
  1993/12/31      38078.19                    23002.05
  1994/01/31      39275.86                    23784.12
  1994/02/28      38994.06                    23139.57
  1994/03/31      37452.20                    22130.68
  1994/04/30      37912.27                    22413.96
  1994/05/31      37700.89                    22781.54
  1994/06/30      36246.07                    22223.40
  1994/07/31      36979.70                    22952.32
  1994/08/31      38521.55                    23893.37
  1994/09/30      38011.74                    23307.98
  1994/10/31      39093.53                    23832.41
  1994/11/30      37315.42                    22964.43
  1994/12/31      37651.15                    23305.00
  1995/01/31      37041.87                    23909.30
  1995/02/28      38533.99                    24841.04
  1995/03/31      39939.07                    25574.10
  1995/04/30      41742.04                    26327.26
  1995/05/31      42749.22                    27379.56
  1995/06/30      45459.91                    28015.58
  1995/07/31      48941.52                    28944.58
  1995/08/31      49588.11                    29017.23
  1995/09/30      50495.81                    30241.76
  1995/10/31      49575.67                    30133.80
  1995/11/30      50881.28                    31456.67
  1995/12/31      51311.02                    32062.53
  1996/01/31      52471.66                    33153.93
  1996/02/29      52791.55                    33461.27
  1996/03/31      54256.80                    33783.50
  1996/04/30      55935.43                    34281.47
  1996/05/31      56404.87                    35165.59
  1996/06/30      55978.10                    35299.57
  1996/07/31      53360.58                    33740.04
  1996/08/31      55394.85                    34451.61
  1996/09/30      57670.96                    36390.55
  1996/10/31      59520.30                    37394.20
  1996/11/30      62977.15                    40220.83
  1996/12/31      62567.07                    39424.06
  1997/01/31      65001.47                    41887.27
  1997/02/28      63294.40                    42215.67
  1997/03/31      61649.41                    40481.03
  1997/04/30      63037.85                    42897.74
  1997/05/31      66825.85                    45509.36
  1997/06/30      69587.62                    47548.18
  1997/07/31      75488.46                    51331.58
  1997/08/31      73013.43                    48455.99
  1997/09/30      77888.03                    51109.92
  1997/10/31      75518.64                    49402.85
  1997/11/30      75397.91                    51689.71
  1997/12/31      76956.57                    52577.22
IMATRL PRASUN   SHR__CHT 19971231 19980108 180534 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on December 31, 1987, and the current 3% sales charge was paid. As the chart shows, by December 31, 1997, the value of the investment would have grown to $76,957 - a 669.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,577 - a 425.77% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite a bout with global volatility
in late October, the U.S. equity
market still managed to register
strong gains for the third
consecutive calendar year. For the
12 months that ended December
31, 1997, the Standard & Poor's
500 Index - a measure of the U.S.
stock market - returned 33.36%.
The strength of the S&P 500
reflected the continued
dominance of large-capitalization
stocks during most of the period.
For most of 1996 and part of 1997,
stocks of the largest companies
performed well as investors
sought reliability and consistent
earnings growth track records.
Stock prices surged, investor
enthusiasm was high and the Dow
Jones Industrial Average reached
the 8,000-point mark in August for
the first time ever. But the adage
"what goes up, must come down"
may have crept into investors'
minds as many felt the market had
risen too rapidly. In mid-August,
several multinational companies
announced earnings shortfalls and
stocks of smaller companies came
into favor. From August through
December, the S&P 500 returned
2.43%, while the S&P MidCap 400
Index - a measure of
medium-sized stocks - returned
6.50%. In October, currency
turmoil in several Asian countries
bubbled over, causing concern in
many world markets. As we
entered 1998, sentiment indicated
that the effects of this crisis could
linger, placing pressure on U.S.
economic growth as well as
corporate profits.
An interview with Will Danoff, Portfolio Manager of Fidelity
Contrafund
Q. HOW DID THE FUND PERFORM, WILL?
A. It was a disappointing period. For the 12 months that ended December 31, 1997, the fund returned 23.00%. The growth funds average returned 25.30% during the period, according to Lipper Analytical Services. The Standard & Poor's 500 Index returned 33.36% during this time. As a fellow shareholder of the fund, I consider this performance unsatisfactory and am working harder than ever with Fidelity's research team to find the best stocks to strengthen the fund's future returns.
Q. WHY DID THE FUND LAG THE S&P 500?
A. The primary factor was the "narrowness" of the stock market: The market's gains were concentrated among a relatively small number of large-capitalization stocks. To illustrate this narrowness, shares of the largest 100 companies in the S&P 500 appreciated by 35% in 1997, while the shares of the smallest 100 rose only 21%. This narrowness hurt funds like Contrafund, which tend to emphasize smaller- and medium-sized companies. Stock valuations for larger companies continued to stretch the bounds of reason. Many of these large-cap stocks appreciated due to increases in their price-to-earnings (P/E) ratios, which measure how much an investor must pay for a dollar of a company's earnings. The S&P 500's largest companies were trading at their highest P/E ratios ever and thus were quite expensive at the close of the period.
Q. WHAT OTHER FACTORS DAMPENED THE FUND'S PERFORMANCE?
A. A larger exposure to finance-related stocks would have helped. Due to declining interest rates and strong business prospects, finance stocks produced some of the market's best gains during the period. The banking, savings and loan, and brokerage sectors each rose more than 40% in 1997. While the fund was equally weighted in finance stocks relative to the index, I could have easily doubled its weighting. My mistake was in arguing that the sector had performed splendidly in 1996 and that most stocks were trading at expensive prices relative to their projected growth rates. Nevertheless, at the end of the period, the fund still had around 13% of its assets in finance stocks, including high-quality names such as U.S. Bancorp and Fannie Mae, both of which generated good returns and were among the fund's top holdings.
Q. WHAT OTHER MARKET SEGMENTS APPEALED TO YOU?
A. The Internet was a fertile area. By some estimates, traffic over the Internet grew almost tenfold in 1997. I tried to capitalize on this growth by buying companies that provide access to the Internet - such as WorldCom and AT&T - as well as companies that supply equipment to facilitate access to the Internet, including Alcatel and Lucent Technologies. I felt these companies were well-positioned to meet surging demand for Internet service, and to benefit from the deregulation in the telecommunications industry in both the U.S. and Europe. Cable television service providers also appealed to me, as they had an opportunity to reaccelerate their growth rates by offering faster Internet access over their existing cable infrastructure. Examples in the portfolio included Tele-Communications, Inc. and Comcast, both of which were solid contributors during the second half of the period.
Q. A QUICK SCAN OF THE FUND'S INDUSTRY EXPOSURES SHOWS THAT YOU DECREASED ITS ENERGY-RELATED POSITIONS. WHY?
A. As I mentioned six months ago, I reduced many energy positions, most notably in the exploration and production area. These stocks had enjoyed two consecutive years of very strong growth and many investors appeared poised to lock in profits. Also, oil prices fell during the period as production increased while demand slowed due to the Asian crisis. I did retain a number of energy service stocks, though, such as Schlumberger and Halliburton. These stocks benefited from increased exploration and production activity, improved pricing power and new products and technologies.
Q. THE FUND'S BOND EXPOSURE INCREASED DURING THE PERIOD. WHAT WAS BEHIND YOUR STRATEGY?
A. There were a number of factors. First, inflation was extremely low in the U.S., and bonds benefit from low or falling inflation. The buoyant stock market also enabled many companies to finance capacity expansions which should prevent inflationary pressure from bubbling up. Secondly, the strong dollar made foreign imports cheaper and hindered the ability of U.S. companies to raise prices. Along the same lines, the crisis in Asia during the fourth quarter should slow world economic growth, which in turn would dampen inflationary pressure and be a positive for bonds. The government's fiscal condition also played a role, as the country's shrinking budget deficit contributed to the attractiveness of bonds. Because of the solid economy and well-contained government spending, the federal deficit could be eliminated in the near future. For the same reasons, many state and local governments operated with budget surpluses as well. Budget surpluses reduce the supply of new government bonds and thus put upward pressure on the prices of existing bonds.
Q. THE FUND WILL BE ASKING SHAREHOLDERS TO APPROVE CERTAIN CHANGES TO THE FUND IN JANUARY 1998. WHAT ARE SHAREHOLDERS BEING ASKED TO APPROVE, AND HOW WILL THESE CHANGES AFFECT THE WAY YOU MANAGE THE FUND?
A. The description of the fund's investment policies and objectives have not changed significantly since 1967, when the fund commenced operations. As the fund's assets have grown - and as I've mentioned in previous reports - the fund's contrarian discipline has evolved from focusing on companies that are performing poorly or are out of favor to emphasizing companies whose potential has not been fully recognized by the public. Also, as corporate earnings growth has accelerated in recent years, the number of out-of-favor companies in the market has decreased. The proposed investment objectives and policies would reflect this change in emphasis. The proposed changes will not affect the way I manage Contrafund. Rather, the changes more clearly describe how the fund's investment mix has evolved over time.
Q. WHAT'S YOUR OUTLOOK?
A. All indications are that economic growth will slow and inflation will remain low. Earnings growth should also slow for the large-cap stocks I mentioned earlier, and this could swing the pendulum toward the smaller- and medium-sized stocks featured within the fund. The strong dollar, weak Asian demand and intensified global competition should also constrain revenue growth and further profit margin expansion. Thus, corporate profits may grow modestly - if at all - in the coming year. Going forward, I may reduce the fund's exposure to the industrial machinery and basic industries sectors, both of which are particularly sensitive to recessionary conditions. As opportunities present themselves, the fund should be well-positioned to increase its holdings in companies that have the ability to grow profits rapidly in a slow- to no-growth environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

WILL DANOFF ON THE
ASIAN CRISIS:
"Many portfolio managers are
dismissing the turmoil in
Southeast Asia as a relatively
minor influence on the U.S.
market since many companies do
very little business in that region. I
tend to differ. I believe the crisis
will severely hurt demand for U.S.
goods and services.
"The Southeast Asian countries
built a significant amount of
excess capacity in the past decade
and will need years to grow into
their current infrastructure. The
sustained recession in Southeast
Asia could considerably dampen
the growth prospects of both China
and Japan, each of which have
exported many goods and services
to Southeast Asia over the past
decade. Thus, the crisis could
stall economies representing
almost one-third of the world's
productive output.
"The slowdown will undoubtedly
strengthen the deflationary forces
already at work in the U.S. and
global economies, which would
be beneficial to bonds. The
slowdown will certainly make it
more difficult for U.S. companies
to grow as quickly as they have in
the past three years. Slower profit
growth is bad for stocks,
particularly stocks of companies
dependent upon economic growth
to increase earnings."
FUND FACTS
GOAL: to increase the value of
the fund's shares over the long
term by investing in companies
where value is not fully
recognized by the public
FUND NUMBER: 022
TRADING SYMBOL: FCNTX
START DATE: May 17, 1967
SIZE: as of December 31,
1997, more than $30.7 billion
MANAGER: Will Danoff, since
1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989;
joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1997
                                     % OF FUND'S    % OF FUND'S INVESTMENTS
                                     INVESTMENTS    IN THESE STOCKS
                                                    6 MONTHS AGO

TYCO INTERNATIONAL LTD.              1.9            1.0

SCHLUMBERGER LTD.                    1.6            1.6

TIME WARNER, INC.                    1.5            0.7

CBS CORP.                            1.4            0.0

ALCATEL ALSTHOM COMPAGNIE GENERALE   1.3            1.0
 D'ELECTRICITE SA

WORLDCOM, INC.                       1.2            0.9

LUCENT TECHNOLOGIES, INC.            1.2            1.1

U. S. BANCORP                        1.2            0.3

CVS CORP.                            1.2            1.0

AT&T CORP.                           1.0            0.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

ENERGY               13.1           12.7

FINANCE              12.7           13.7

TECHNOLOGY           10.9           14.1

MEDIA & LEISURE      8.5            5.6

RETAIL & WHOLESALE   7.5            7.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 * AS OF JUNE 30, 1997 **
ROW: 1, COL: 1, VALUE: 85.8
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 9.5
STOCKS  92.3%
BONDS 1.3%
SHORT-TERM
INVESTMENTS 6.4%
FOREIGN
INVESTMENTS 16.4%
STOCKS 85.8%
BONDS 4.7%
SHORT-TERM
INVESTMENTS 9.5%
FOREIGN
INVESTMENTS 14.1%
ROW: 1, COL: 1, VALUE: 92.3
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 6.4
*
**
INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 84.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
Lockheed Martin Corp.   129,200 $ 12,725
Orbital Sciences Corp. (a)  519,300  15,449
  28,174
DEFENSE ELECTRONICS - 0.2%
Anaren Microwave Inc. (a)(d)   350,900  5,571
Raytheon Company Class A  895,565  44,163
Remec, Inc. (a)  735,300  16,544
  66,278
SHIP BUILDING & REPAIR - 0.0%
Fred Olsen Energy ASA (a)  365,900  7,593
TOTAL AEROSPACE & DEFENSE   102,045
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.9%
AKZO Nobel NV  24,800  4,278
Avery Dennison Corp.   56,900  2,546
Cambrex Corp.  415,050  19,092
Crompton & Knowles Corp.   2,678,917  70,991
Cytec Industries, Inc. (a)  1,628,900  76,456
ICI (Imperial Chemical Industries) PLC Class L  3,950,800  61,900
Ivex Packaging Corp.   591,700  14,201
Millennium Chemicals, Inc.   254,700  6,001
Monsanto Co.   1,602,600  67,309
Morton International, Inc.   126,300  4,342
Nalco Chemical Co.   308,900  12,221
Potash Corp. of Saskatchewan  485,300  40,415
Sealed Air Corp. (a)  1,523,300  94,064
Solutia, Inc.  44,100  1,177
Tredegar Industries, Inc.   4,100  270
Witco Corp.   640,000  26,120
W.R. Grace & Co.  944,700  75,989
  577,372
IRON & STEEL - 0.0%
Steel Dynamics, Inc. (a)  1,053,200  16,851
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Commscope, Inc.   525,698 $ 7,064
Tongkah Holdings BHD (a)  6,642,000  2,103
  9,167
PACKAGING & CONTAINERS - 0.4%
Ball Corp.   67,400  2,380
Owens-Illinois, Inc. (a)  2,560,300  97,131
Silgan Holdings, Inc.   340,300  11,060
  110,571
PAPER & FOREST PRODUCTS - 0.6%
Champion International Corp.   148,800  6,743
Fort James Corp.   4,425,712  169,283
Mail-Well, Inc. (a)  82,800  3,353
Malakoff BHD  5,956,000  12,420
  191,799
TOTAL BASIC INDUSTRIES   905,760
CONSTRUCTION & REAL ESTATE - 3.9%
BUILDING MATERIALS - 0.6%
Coflexip sponsored ADR  212,200  11,777
Coltec Industries, Inc. (a)  868,500  20,138
Elcor Corp.   6,100  146
Hume Industries BHD  4,329,000  4,547
Lilly Industrial Coatings, Inc. Class A  152,100  3,137
Masco Corp.   1,636,600  83,262
Sherwin-Williams Co.   211,000  5,855
Southdown, Inc.   304,600  17,971
USG Corp. (a)  1,016,900  49,828
  196,661
CONSTRUCTION - 0.2%
Centex Corp.   440,300  27,711
Fleetwood Enterprises, Inc.   144,400  6,128
Lennar Corp.   572,500  12,345
Oakwood Homes Corp.   195,000  6,472
Willbros Group, Inc. (a)  348,800  5,232
YTL Corp. BHD  10,614,375  14,346
  72,234
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.1%
Stolt Comex Seaway SA (a)  405,400 $ 20,270
REAL ESTATE - 0.2%
Grand Palais Management Co. LP (a)(e)  398,400  -
LNR Property Corp.   366,900  8,668
Rouse Co. (The)  665,276  21,788
Trizec Hahn Corp. (sub-vtg.)  734,600  17,163
  47,619
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Avalon Properties, Inc.   41,300  1,278
Bay Apartment Communities, Inc.  354,100  13,810
Bedford Property Investors, Inc. (d)  1,133,500  24,795
Boston Properties, Inc.   514,700  17,017
CCA Prison Realty Trust  295,000  13,164
Crescent Real Estate Equities, Inc.   4,189,500  164,962
Duke Realty Investors, Inc.   313,286  7,597
Equity Office Properties Trust  4,767,500  150,474
Equity Residential Properties Trust (SBI)  1,190,300  60,185
Felcor Suite Hotels, Inc.  861,400  30,580
Glenborough Realty Trust, Inc.  1,237,100  36,649
Golf Trust of America, Inc.   141,000  4,089
Irvine Apartment Communities, Inc.   72,800  2,316
Kimco Realty Corp.   285,200  10,053
LTC Properties, Inc.   329,300  6,833
Macerich Co.   232,700  6,632
Patriot American Hospitality, Inc.  753,541  21,711
Public Storage, Inc.   595,600  17,496
Reckson Associates Realty Corp.   1,023,800  25,979
Spieker Properties, Inc.   1,058,800  45,396
Starwood Lodging Trust combined certificate (SBI) 2,142,900 124,020 Vornado Realty Trust 2,046,800 96,072
  881,108
TOTAL CONSTRUCTION & REAL ESTATE   1,217,892
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 1.8%
BBA Group PLC  4,210,100 $ 28,161
Breed Technologies, Inc. (d)  1,907,300  34,808
Circuit City Stores, Inc. - CarMax Group  652,800  5,875
Danaher Corp.   2,007,700  126,736
Federal-Mogul Corp.   204,900  8,298
Ford Motor Co.   2,994,600  145,800
Lear Corp. (a)  1,201,400  57,067
Navistar International Corp. (a)  2,225,600  55,223
SPX Corp. (d)  1,020,800  70,435
Tower Automotive, Inc. (a)  376,600  15,841
  548,244
CONSUMER DURABLES - 0.0%
Minnesota Mining & Manufacturing Co.   45,500  3,734
CONSUMER ELECTRONICS - 0.7%
Electrolux AB  227,250  15,782
Gemstar International Group Ltd. (a)  286,000  6,971
General Motors Corp. Class H  1,636,600  60,452
Maytag Co.   225,300  8,407
Philips Electronics NV  1,304,300  78,910
Philips Electronics NV (Bearer)  672,400  40,347
  210,869
HOME FURNISHINGS - 0.1%
Leggett & Platt, Inc.   324,400  13,584
Linens'n Things, Inc. (a)  315,800  13,777
Miller (Herman), Inc.   128,000  6,984
  34,345
TEXTILES & APPAREL - 0.6%
Adidas AG  242,600  31,295
Courtaulds Textiles PLC  150,100  883
Dexter Corp.   582,000  25,135
House of Fraser PLC Class L  10,339,500  34,239
Intimate Brands, Inc. Class A  366,600  8,821
Jones Apparel Group, Inc. (a)  483,100  20,773
Kellwood Co.   146,700  4,401
Liz Claiborne, Inc.   304,200  12,719
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Polo Ralph Lauren Corp. Class A  606,400 $ 14,743
Unifi, Inc.   318,500  12,959
Warnaco Group, Inc. Class A  570,600  17,903
  183,871
TOTAL DURABLES   981,063
ENERGY - 13.1%
ENERGY SERVICES - 7.0%
Atwood Oceanics, Inc. (a)  196,200  9,295
BJ Services Co. (a)  1,541,047  110,859
Cliffs Drilling Co. (a)  250,300  12,484
Daniel Industries, Inc.   552,100  10,628
Diamond Offshore Drilling, Inc.   3,848,596  185,214
Dresser Industries, Inc.   401,500  16,838
ENSCO International, Inc. (d)  8,175,400  273,876
Falcon Drilling, Inc. (a)  3,217,100  112,800
Global Marine, Inc. (a)  2,548,300  62,433
Halliburton Co.   4,183,200  217,265
Marine Drilling Companies, Inc. (a)  454,800  9,437
McDermott International, Inc.   2,016,400  73,851
Nabors Industries, Inc. (a)  1,134,900  35,678
Noble Drilling Corp. (a)  2,996,400  91,765
Pride International, Inc. (a)  313,500  7,916
Reading & Bates Corp (a)  1,785,100  74,751
Santa Fe International Corp.   576,000  23,436
Schlumberger Ltd.   6,266,100  504,421
Smith International, Inc. (a)(d)  2,979,000  182,836
Transocean Offshore, Inc.   642,400  30,956
Varco International, Inc. (a)  1,182,100  25,341
Weatherford Enterra, Inc. (a)  2,045,000  89,469
Western Atlas, Inc.   332,200  24,583
  2,186,132
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 6.1%
Amerada Hess Corp.   77,200 $ 4,236
Anadarko Petroleum Corp.   574,800  34,883
British Petroleum PLC ADR  3,006,357  239,569
Burlington Resources, Inc.   3,304,508  148,083
Camco International, Inc.   1,518,700  96,722
Canadian Natural Resources Ltd. (a)  900,900  19,284
Coastal Corp. (The)  1,150,000  71,228
Cooper Cameron Corp. (a)  1,577,700  96,240
EVI, Inc. (a)  175,600  9,087
Murphy Oil Corp.   1,415,300  76,692
National-Oilwell, Inc. (a)  424,600  14,516
Newfield Exploration Co. (a)  1,577,400  36,773
Occidental Petroleum Corp.   1,886,100  55,286
Ocean Energy, Inc. (a)  346,400  17,082
Oryx Energy Co. (a)  293,300  7,479
Penn West Petroleum Ltd.(a)(f)  183,700  1,985
Petrobras PN (Pfd. Reg.)  328,399,000  76,800
Phillips Petroleum Co.   733,000  35,642
Pioneer Natural Resources Co.   1,630,199  47,174
Pogo Producing Co.   1,184,900  34,955
Renaissance Energy Ltd. (a)  1,468,388  30,301
Royal Dutch Petroleum Co.   5,049,100  273,598
Santa Fe Energy Resources, Inc.   1,890,000  21,263
Tosco Corp.   4,660,800  176,237
Total SA Class B  1,163,072  126,473
USX-Marathon Group  573,400  19,352
United Meridian Corp. (a)  288,600  8,117
Unocal Corp.   1,035,057  40,173
Valero Energy Corp.   354,800  11,154
Vastar Resources, Inc.   145,500  5,202
YPF Sociedad Anonima Class D  1,666,200  56,162
  1,891,748
TOTAL ENERGY   4,077,880
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 12.7%
BANKS - 4.4%
BB&T Corp.   166,100 $ 10,641
BHI Corp. (non-vtg.)  146,000  4,490
Banc One Corp.   1,382,400  75,082
Bank of New York Co., Inc.   1,729,900  100,010
BankBoston Corp.   93,800  8,811
BankAmerica Corp.   2,814,300  205,444
Comerica, Inc.   907,600  81,911
Credit Suisse Group (Reg.)  168,700  26,078
Credito Italiano Ord.   12,611,100  39,008
Cullen Frost Bankers, Inc.   8,900  540
Fifth Third Bancorp  227,450  18,594
First Empire State Corp.   8,200  3,813
First Tennessee National Corp.   48,900  3,264
Firstar Corp.   34,700  1,473
Hong Leong Bank BHD  2,075,000  1,367
Mellon Bank Corp.   753,000  45,651
Mercantile Bancorp., Inc.   147,650  9,080
National City Corp.   1,127,578  74,138
North Fork Bancorp., Inc.   1,484,800  49,834
Norwest Corp.   914,900  35,338
Peoples Heritage Financial Group, Inc.   8,900  409
PT Bank International Indonesia  5,006,524  293
Royal Bank of Canada  151,900  8,033
Southwest Bancorporation Texas, Inc.   66,700  2,076
Standard Chartered Bank PLC  1,465,300  15,692
Sterling Bancshares, Inc.   26,500  537
Summit Bancorp  139,450  7,426
U.S. Bancorp  3,289,716  368,243
Wells Fargo & Co.   453,200  153,833
Zions Bancorp  702,300  31,867
  1,382,976
CREDIT & OTHER FINANCE - 1.3%
American Express Co.   2,350,600  209,791
Associates First Capital Corp.   446,000  31,722
Beneficial Corp.   223,200  18,554
Capital Trust Class A (a)  735,900  8,279
Finova Group, Inc.   24,000  1,193
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Fleet Financial Group, Inc.   279,400 $ 20,938
Greenpoint Financial Corp.   1,215,700  88,214
Household International, Inc.   188,288  24,018
Hong Leong Credit BHD  3,241,200  2,920
  405,629
FEDERAL SPONSORED CREDIT - 1.5%
Freddie Mac  4,263,300  178,792
Fannie Mae  4,830,700  275,652
  454,444
INSURANCE - 3.5%
AFLAC, Inc.   247,100  12,633
ACE Ltd.   301,700  29,114
Allmerica Financial Corp.   751,089  37,508
Allstate Corp.   2,424,200  220,299
AMBAC, Inc.   57,100  2,627
American General Corp.   489,300  26,453
American International Group, Inc.   2,440,250  265,377
Aon Corp.   326,550  19,144
Hartford Financial Services Group, Inc.   380,300  35,582
Hartford Life, Inc. Class A  26,500  1,201
MGIC Investment Corp.   201,700  13,413
Nationwide Financial Services, Inc. Class A  26,500  957
Progressive Corp.  137,100  16,435
Provident Companies, Inc.   126,800  4,898
Reliastar Financial Corp.   1,093,291  45,030
St. Paul Companies, Inc. (The)  178,000  14,607
SunAmerica, Inc.   1,450,850  62,024
Torchmark Corp.   885,700  37,255
Travelers Group, Inc. (The)  2,646,699  142,591
20th Century Industries  211,400  5,496
UNUM Corp.   1,528,200  83,096
  1,075,740
SAVINGS & LOANS - 2.0%
Ahmanson (H.F.) & Co.   1,241,400  83,096
Astoria Financial Corp.   63,200  3,523
Bank United Corp. Class A  166,200  8,133
CenFed Financial Corp.   40,700  1,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Charter One Financial Corp.   206,489 $ 13,035
Coast Savings Financial, Inc. (a)  131,500  9,016
Dime Bancorp., Inc.   1,562,000  47,251
Downey Financial Corp.   17,300  492
FirstFed Financial Corp. (a)  13,200  512
Golden State Bancorp (a)  2,446,600  91,442
Golden West Financial Corp.   512,800  50,158
ML Bancorp, Inc.   180,000  5,400
New York Bancorp., Inc.   98,200  3,897
Ocwen Financial Corp. (a)  48,100  1,224
Sovereign Bancorp., Inc.   925,600  19,206
TCF Financial Corp.   943,800  32,030
Washington Mutual, Inc.   4,010,360  255,911
  626,157
SECURITIES INDUSTRY - 0.0%
Guoco Group Ltd.   3,970,000  9,710
TOTAL FINANCE   3,954,656
HEALTH - 3.0%
DRUGS & PHARMACEUTICALS - 1.4%
American Home Products Corp.   88,200  6,747
Barr Laboratories, Inc. (a)   153,650  5,243
Bristol-Myers Squibb Co.   268,100  25,369
Elf Sanofi SA  44,500  4,950
Glaxo Wellcome PLC  115,400  2,738
Lilly (Eli) & Co.   1,480,000  103,045
Medimmune, Inc. (a)  266,400  11,422
Merck & Co., Inc.   44,100  4,686
NBTY, Inc. (a)  8,800  294
Novartis AG (Reg.)  70,360  114,058
Parexel International Corp. (a)  207,500  7,677
Pfizer, Inc.   44,100  3,288
Rhone Poulenc SA Class A  21,200  949
Sangstat Medical Corp. (a)  39,100  1,584
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   1,478,200 $ 91,833
Warner-Lambert Co.   407,100  50,480
Watson Pharmaceuticals, Inc. (a)  167,000  5,417
  439,780
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Arterial Vascular Engineering, Inc. (a)  44,100  2,866
Cardinal Health, Inc.   820,750  61,659
Guidant Corp.   71,600  4,457
McKesson Corp.  36,500  3,949
Medtronic, Inc.   696,900  36,457
Omnicare, Inc.   30,900  958
Sofamor/Danek Group, Inc. (a)  22,100  1,438
Stryker Corp.   26,500  987
Sybron International Corp. (a)  482,000  22,624
  135,395
MEDICAL FACILITIES MANAGEMENT - 1.1%
Beverly Enterprises, Inc.  142,200  1,849
Carematrix Corp. (a)   355,900  10,232
HEALTHSOUTH Corp. (a)  4,981,500  138,237
Health Management Associates, Inc. Class A (a) 3,793,425 95,784 Sunrise Assisted Living, Inc. (a) 763,300 32,917
Syncor International Corp.(a)  2,200  35
Tenet Healthcare Corp. (a)  1,659,200  54,961
Trigon Healthcare, Inc.   373,200  9,750
  343,765
TOTAL HEALTH   918,940
HOLDING COMPANIES - 0.5%
Consolidation Capital Corp.   1,222,600  24,834
Malaysian Plantations BHD  3,578,000  765
Norfolk Southern Corp.   3,851,600  118,677
PartnerRe Ltd.   150,200  6,966
  151,242
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 6.5%
ELECTRICAL EQUIPMENT - 2.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  3,237,390 $
411,157
AMETEK, Inc.  612,500  16,538
Antec Corp. (a)  11,400  178
COM DEV International Ltd. (a)  39,700  847
Common Development International Ltd. (a)(f)  274,100  5,848
General Electric Co.   123,900  9,091
Gilat Satellite Networks Ltd. (a)  312,400  8,942
Globecomm Systems, Inc.   373,100  4,244
Leitch Technology Corp. (a)  4,400  132
Loral Space & Communications Ltd. (a)  9,869,600  211,580
Omnipoint Corp. (a)  84,200  1,958
Roper Industries, Inc.   416,300  11,760
Scientific-Atlanta, Inc.   1,388,000  23,249
Siemens AG  388,620  23,013
Titan Corp. (a)  153,500  959
  729,496
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Case Corp.   940,400  56,835
Illinois Tool Works, Inc.   1,217,600  73,208
Ingersoll-Rand Co.   1,631,100  66,060
Kaydon Corp. (d)  1,905,100  62,154
Kennametal, Inc.   118,727  6,152
MSC Industrial Direct, Inc. (a)  450,500  19,090
Mettler-Toledo International, Inc.   43,900  757
New Holland NV  2,727,000  72,095
Stanley Works  540,200  25,491
Tyco International Ltd.  13,319,314  600,202
  982,044
POLLUTION CONTROL - 1.0%
Allied Waste Industries, Inc.   97,600  2,275
Ogden Corp.   528,800  14,906
Thermo Instrument Systems, Inc. (a)  1,058,975  36,468
USA Waste Services, Inc. (a)  6,466,392  253,806
  307,455
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,018,995
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 8.5%
BROADCASTING - 4.9%
APT Satellite Holdings Ltd. sponsored ADR 1,545,100 $ 18,155 American Radio Systems Corp. Class A (a) 685,600 36,551
CBS Corp.   14,826,818  436,464
CD Radio, Inc. (a)  212,000  3,591
Cablevision Systems Corp. Class A (a)  45,800  4,385
Chancellor Media Corp. (a)  128,100  9,559
Clear Channel Communications, Inc. (a)   581,800  46,217
Comcast Corp.:
 Class A (d)  2,165,700  69,032
 Class A special  2,541,200  80,207
Cox Communications, Inc. Class A (a)  1,323,600  53,027
Cox Radio, Inc. Class A (a)  7,100  286
Jacor Communications, Inc. Class A (a)  1,789,300  95,057
Orion Network Systems, Inc. (a)(d)  868,100  14,866
PanAmSat Corp. (a)  72,000  3,105
RCN Corp.   385,900  13,217
Scandinavian Broadcasting Corp. (a)  258,100  6,323
Smartalk Teleservices, Inc. (a)  313,200  7,125
TCA Cable TV, Inc.   97,200  4,471
Tele-Communications, Inc.:
 (TCI Group), Series A  3,428,930  95,796
 (TCI Ventures Group), Series A  2,275,470  64,424
Time Warner, Inc.   7,372,179  457,075
Univision Communications, Inc. Class A (a)  160,800  11,226
  1,530,159
ENTERTAINMENT - 1.1%
AMF Bowling, Inc.   260,800  6,520
Bally Total Fitness Holding Corp. (a)(d)   1,272,100  27,827
Cedar Fair LP (depositary unit)  18,800  486
Disney (Walt) Co.   2,365,000  234,283
King World Productions, Inc.   137,700  7,952
News Corp. Ltd. ADR  88,300  1,970
Premier Parks, Inc. (a)  733,500  29,707
Viacom, Inc. (a):
 Class A  296,300  12,111
 Class B (non-vtg.)  171,300  7,098
  327,954
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.5%
Authentic Fitness Corp.   86,600 $ 1,597
Callaway Golf Co.   426,900  12,193
Champion Enterprises, Inc. (a)  288,100  5,924
Harley-Davidson, Inc.   418,500  11,456
Hasbro, Inc.   2,144,250  67,544
Mattel, Inc.   1,511,825  56,315
  155,029
LODGING & GAMING - 0.4%
Anchor Gaming (a)  431,000  24,028
Four Seasons Hotels, Inc.   1,248,000  39,285
ITT Corp. (a)  438,000  36,299
International Game Technology Corp.   195,900  4,946
La Quinta Motor Inns, Inc.   134,200  2,592
Mirage Resorts, Inc. (a)  307,200  6,989
WMS Industries, Inc.   102,000  2,155
  116,294
PUBLISHING - 1.3%
ACNielsen Corp. (a)   160,900  3,922
Applied Graphics Technologies, Inc. (a)  276,500  14,724
Belo (A.H.) Corp. Class A  120,700  6,774
Central Newspapers, Inc. Class A  26,500  1,959
Cognizant Corp.   547,700  24,407
Dow Jones & Co., Inc.   884,300  47,476
Dun & Bradstreet Corp.   1,066,400  32,992
Gannett Co., Inc.   71,200  4,401
Harcourt General, Inc.   81,900  4,484
Harte Hanks Communicatons, Inc.   66,900  2,484
Hollinger International, Inc. Class A  241,500  3,381
Meredith Corp.   407,200  14,532
New York Times Co. (The) Class A  183,500  12,134
Pearson, PLC  5,559,600  72,451
Scholastic Corp. (a)  32,200  1,207
Times Mirror Co. Class A  960,800  59,089
Tribune Co.   871,500  54,251
US WEST Media Group (a)  1,353,100  39,071
Wolters Kluwer NV  93,400  12,071
  411,810
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.3%
CKE Restaurants, Inc.   429,800 $ 18,105
Chart House Enterprises, Inc. (a)  437,800  2,764
Famous Daves America, Inc. (a)  131,800  1,178
Fine Host Corp. (a)  120,500  738
O Charleys, Inc. (a)  259,100  4,534
Papa John's International, Inc. (a)  148,800  5,189
Star Buffet, Inc.   47,100  542
Starbucks Corp. (a)  669,800  25,704
Wendy's International, Inc.   1,228,500  29,561
  88,315
TOTAL MEDIA & LEISURE   2,629,561
NONDURABLES - 3.2%
AGRICULTURE - 0.1%
Delta & Pine Land Co.   13,300  406
Pioneer Hi-Bred International, Inc.   354,000  37,967
  38,373
BEVERAGES - 0.4%
Cadbury-Schweppes PLC Ord.   9,030,304  91,273
Canadaigua Wine Co. Class A (a)  21,800  1,207
Celestial Seasonings, Inc. (a)  8,800  277
PepsiCo, Inc.   789,800  28,778
  121,535
FOODS - 1.4%
CPC International, Inc.   367,500  39,598
Campbell Soup Co.   397,100  23,081
Dole Food, Inc.   396,300  18,131
Flowers Industries, Inc.   350,900  7,215
General Mills, Inc.   26,500  1,898
Hershey Foods Corp.   458,200  28,380
Interstate Bakeries Corp.  428,400  16,011
Nabisco Holdings Corp. Class A  207,200  10,036
Nestle SA (Reg.)  50,365  75,410
Quaker Oats Co.   781,300  41,214
Ralston Purina Co.   159,700  14,842
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Sara Lee Corp.   1,706,900 $ 96,120
Suiza Foods Corp. (a)  585,200  34,856
Tomkins PLC Ord.   5,865,674  27,831
Tootsie Roll Industries, Inc.   134,124  8,383
Universal Foods Corp.   26,700  1,128
  444,134
HOUSEHOLD PRODUCTS - 1.1%
Dial Corp.   1,320,700  27,487
Estee Lauder Companies, Inc.   57,400  2,953
Gillette Co.   1,427,600  143,385
Metro Pacific, Inc. Class B  45,552,595  1,260
Procter & Gamble Co.   8,800  702
Unilever NV:
 Ord.   2,374,980  146,495
 ADR  314,600  19,643
  341,925
TOBACCO - 0.2%
Consolidated Cigar Holdings, Inc. Class A (a)  474,400  13,076
Grupo Carso SA de CV Class A-1  5,154,000  34,488
Swisher International Group, Inc. Class A (d)  370,200  6,293
  53,857
TOTAL NONDURABLES   999,824
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   434,000  8,091
Euro-Nevada Mining Ltd.   2,867,800  38,818
Euro-Nevada Mining Ltd. (f)  143,000  1,936
Franco-Nevada Mining Corp. (d)  3,716,600  73,055
Franco-Nevada Mining Corp. (f)  324,600  6,381
Indochina Goldfields Ltd. (a)  1,099,400  2,238
Indochina Goldfields Ltd. (a)(f)  948,400  1,931
  132,450
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 7.4%
APPAREL STORES - 0.9%
Abercrombie & Fitch Co. (a)  85,300 $ 2,666
Charming Shoppes, Inc. (a)(d)  10,593,300  49,656
Gap, Inc.   2,531,700  89,717
Goody's Family Clothing (a)  702,200  19,091
Limited, Inc. (The)  1,143,000  29,147
Payless ShoeSource, Inc. (a)  31,732  2,130
Ross Stores, Inc.   42,600  1,550
TJX Companies, Inc.   2,183,200  75,048
  269,005
DRUG STORES - 1.2%
CVS Corp.   5,723,904  366,688
General Nutrition Companies, Inc. (a)  160,500  5,457
  372,145
GENERAL MERCHANDISE STORES - 1.6%
Costco Companies, Inc. (a)  1,464,500  65,353
Dayton Hudson Corp.   813,800  54,931
Federated Department Stores, Inc. (a)  836,800  36,035
Meyer (Fred), Inc. (a)  1,268,700  46,149
Nordstrom, Inc.   214,200  12,932
Proffitts, Inc. (a)  514,000  14,617
Stein Mart, Inc. (a)(d)  1,395,700  37,335
Wal-Mart Stores, Inc.   6,053,100  238,719
Woolworth Corp. (a)  65,800  1,341
  507,412
GROCERY STORES - 1.4%
Albertson's, Inc.   26,500  1,255
Asda Group PLC  6,851,300  20,035
Dominick's Supermarkets, Inc. (a)(d)  1,309,500  47,797
Loblaw Companies Ltd.   327,900  5,941
Quality Food Centers, Inc. (a)(d)  1,253,500  83,985
Richfood Holdings, Inc. Class A (d)  2,534,750  71,607
Safeway, Inc. (a)  2,669,900  168,871
Whole Foods Market, Inc. (a)  407,200  20,818
  420,309
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 2.3%
Boots Co. PLC Class L (The)  1,746,240 $ 25,216
Brylane, Inc.   719,200  35,421
Circuit City Stores, Inc. - Circuit City Group  1,746,300  62,103
Hancock Fabrics, Inc.   375,900  5,451
Home Depot, Inc.   4,835,150  284,669
Lowe's Companies, Inc.   1,092,200  52,084
Staples, Inc. (a)  3,257,500  90,396
Tandy Corp.   274,400  10,582
Tele-Communications Liberty Media Group, Series A (a) 88,300 3,201 Toys "R" Us, Inc. (a) 597,454 18,782
U.S.A. Floral Products, Inc. (d)  650,500  10,245
U.S. Office Products Co. (a)  5,178,450  101,627
Williams-Sonoma, Inc. (a)  369,700  15,481
  715,258
TOTAL RETAIL & WHOLESALE   2,284,129
SERVICES - 2.6%
ADVERTISING - 0.3%
CMG Information Services, Inc. (a)  37,400  1,131
Interpublic Group of Companies, Inc.   490,650  24,441
Lamar Advertising Co. Class A (a)  123,500  4,909
Omnicom Group, Inc.   507,200  21,493
Outdoor Systems, Inc. (a)  1,455,150  55,841
  107,815
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  420,200  19,854
LEASING & RENTAL - 0.3%
Budget Group, Inc. Class A (a)  640,400  22,134
Central Parking Corp.   69,000  3,127
Hertz Corp. Class A  1,442,900  58,077
Rental Service Corp. (a)  37,400  919
Ryder Systems, Inc.   540,100  17,688
U.S. Rentals, Inc.   8,800  207
United Rentals, Inc.   377,000  7,281
  109,433
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - 0.2%
Big Flower Holdings, Inc. (a)(d)   1,537,900 $ 37,102
United Stationers, Inc. (a)  30,900  1,487
Valassis Communications, Inc. (a)  331,200  12,254
Wallace Computer Services, Inc.   38,600  1,501
  52,344
SERVICES - 1.7%
APAC Teleservices, Inc. (a)(d)  3,044,600  41,102
AccuStaff, Inc. (a)   636,500  14,639
Block (H & R), Inc.   749,400  33,582
Borg Warner Security Corp. (a)  274,400  4,836
Cendant Corp. (a)   7,150,501  245,798
Coach USA, Inc. (a)  37,900  1,270
Devry, Inc. (a)  29,800  950
Ecolab, Inc.   913,100  50,620
Hays PLC  2,221,500  29,719
NCO Group, Inc. (a)  541,750  13,950
Rentokil Initial PLC  4,340,456  18,950
Robert Half International, Inc. (a)  506,750  20,270
Securitas AB Class B  507,075  15,339
ServiceMaster Co.   259,300  7,585
Snyder Communications, Inc. (a)  707,800  25,835
  524,445
TOTAL SERVICES   813,891
TECHNOLOGY - 10.7%
COMMUNICATIONS EQUIPMENT - 3.4%
ADC Telecommunications, Inc (a).   325,100  13,573
Advanced Fibre Communication, Inc. (a)(d)   3,736,300  108,820
Applied Signal Technology, Inc. (a)   20,100  276
Aspect Telecommunications Corp. (a)   107,400  2,242
Ciena Corp.   2,929,300  179,053
Cisco Systems, Inc. (a)   734,050  40,923
Davox Corp. (a)  543,950  17,746
Ericsson (L.M.) Telephone Co. Class B ADR  66,100  2,466
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Inter-Tel, Inc.   894,200 $ 17,325
Intermedia Communications, Inc. (a)(d)  962,607  58,478
Lucent Technologies, Inc.   4,676,300  373,519
Newbridge Networks Corp. (a)  1,149,600  40,092
Northern Telecom Ltd.   1,488,100  132,358
Tellabs, Inc. (a)  1,104,600  58,406
Teledata Communications Ltd. (a)  478,300  8,729
  1,054,006
COMPUTER SERVICES & SOFTWARE - 3.7%
America Online, Inc. (a)   247,200  22,047
At Home Corp., Series A  57,600  1,447
Automatic Data Processing, Inc.   2,114,600  129,784
BMC Software, Inc. (a)  43,500  2,855
Broderbund Software, Inc. (a)  844,600  21,643
CBT Group PLC sponsored ADR (a)  99,300  8,155
CSG Systems International, Inc. (a)   20,000  800
Cambridge Technology Partners Massachusetts, Inc. (a)   47,700  1,986
Cap Gemini Sogeti SA  548,234  44,916
Ceridian Corp. (a)   1,828,600  83,773
Checkfree Corp. (a)   119,700  3,232
Ciber, Inc. (a)  112,300  6,513
Citrix Systems, Inc. (a)  530,200  40,295
CompuServe Corp. (a)  375,900  4,558
Computer Sciences Corp. (a)  79,500  6,638
Cybermedia, Inc. (a)  186,700  2,812
DST Systems, Inc. (a)  293,700  12,537
DR Solomons Group PLC sponsored ADR (a)  53,100  1,712
Electronic Arts, Inc. (a)  1,120,407  42,365
Electronic Data Systems Corp.  744,600  32,716
Engineering Animation, Inc. (a)(d)  359,600  16,542
Equifax, Inc.   1,098,600  38,932
HBO & Co.   789,300  37,886
ICG Communications, Inc. (a)  364,000  9,919
Industrial-Matematik International Corp. (a) 648,000 19,116 International Telecommunications Data Systems, Inc. (a) 4,200 134 Keane, Inc. (a) 434,800 17,664
Lycos, Inc. (a)(d)  1,123,900  46,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Micro Focus Group (a)  49,800 $ 1,957
Micro Focus Group, PLC, ADR (a)  48,700  1,966
Microsoft Corp. (a)  2,437,900  315,099
Misys PLC Ord.   277,446  8,410
Networks Associates, Inc. (a)  216,900  11,469
New Era of Networks, Inc.   218,800  2,462
Open Market, Inc. (a)  388,200  3,736
PRT Group, Inc.   119,600  1,360
Pegasus Systems, Inc.   34,600  515
PeopleSoft, Inc. (a)  709,100  27,655
Quadramed Corp. (a)  30,900  850
Saville Systems Ireland PLC sponsored ADR (a)  461,200  19,140
Shared Medical Systems Corp.   76,700  5,062
SportsLine USA, Inc.   181,200  1,948
Veritas Software Corp. (a)  33,650  1,716
Visio Corp. (a)  274,300  10,526
Yahoo, Inc. (a)  979,850  67,855
  1,139,204
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Compaq Computer Corp.   260,100  14,679
Dell Computer Corp. (a)  229,500  19,278
Diebold, Inc.   202,500  10,252
EMC Corp. (a)  7,781,300  213,499
International Business Machines Corp.   12,800  1,338
Kronos, Inc. (a)  398,500  12,279
Pitney Bowes, Inc.   484,300  43,557
SCI Systems, Inc. (a)  90,800  3,955
Sequent Computer Systems, Inc. (a)  500,600  10,012
Symbol Technologies, Inc.   1,142,700  43,137
Unisys Corp. (a)  4,790,700  66,471
  438,457
ELECTRONIC INSTRUMENTS - 0.7%
JDS Fitel, Inc. (a)  285,300  16,974
JDS Fitel, Inc. (a)(f)  177,000  10,530
KLA-Tencor Corp.   10,600  409
Lam Research Corp. (a)  201,100  5,882
Perkin-Elmer Corp.   277,100  19,691
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Tektronix, Inc.   241,800 $ 9,596
Teradyne, Inc. (a)  4,200  134
Thermo Electron Corp. (a)  2,586,400  115,095
Thermo Optek Corp.   63,500  976
Thermo Vision Corp.   8,890  72
Thermoquest Corp. (a)  192,500  3,489
Waters Corp. (a)  1,233,500  46,410
  229,258
ELECTRONICS - 1.5%
Celeritek, Inc. (a)  222,000  3,108
DII Group, Inc. (a)  333,100  9,077
Etec Systems, Inc. (a)  12,900  600
Intel Corp.   1,283,800  90,187
International Rectifier Corp. (a)  31,200  369
Maxim Integrated Products, Inc. (a)  865,900  29,874
Maxwell Technologies, Inc. (a)  90,800  2,111
National Semiconductor Corp. (a)  706,500  18,325
Power Intergrations, Inc.   310,600  2,873
Semtech Corp. (a)  198,450  7,764
Solectron Corp. (a)  13,600  565
Storage Technology Corp. (a)  96,800  5,996
Texas Instruments, Inc.   4,433,400  199,503
Uniphase Corp. (a)  983,800  40,705
Vitesse Semiconductor Corp. (a)  752,100  28,392
Zero Corp.   560,100  16,593
  456,042
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   44,200  2,152
TOTAL TECHNOLOGY   3,319,119
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)  59,200  7,607
ASA Holdings, Inc.   61,900  1,760
Comair Holdings, Inc.   73,050  1,762
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Continental Airlines, Inc. Class B (a)  1,267,000 $ 60,974
Delta Air Lines, Inc.   411,100  48,921
Southwest Airlines Co.   1,345,550  33,134
US Airways Group, Inc. (a)  383,800  23,988
Viad Corp.   1,150,500  22,219
Virgin Express Holdings PLC sponsored ADR (d)  263,900  5,476
  205,841
RAILROADS - 0.1%
Bombardier, Inc. Class B  311,200  6,400
Canadian National Railway Co.   150,400  7,080
Wisconsin Central Transportation Corp. (a)  457,700  10,699
  24,179
SHIPPING - 0.0%
OMI Corp. (a)  125,300  1,151
TRUCKING & FREIGHT - 0.4%
C.H. Robinson Worldwide, Inc.   618,000  13,828
CNF Transportation, Inc.   787,500  30,220
Swift Transportation Co., Inc. (a)  956,800  30,976
USFreightways Corp.   1,085,500  35,279
Yellow Corp. (a)  618,900  15,550
  125,853
TOTAL TRANSPORTATION   357,024
UTILITIES - 4.8%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)   2,241,500  93,162
Mobile Telecommunications Technologies, Inc. (a) 2,456,500 54,043 Orange PLC (a) 7,692,001 33,456
Vodafone Group PLC sponsored ADR  1,404,400  101,819
  282,480
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   49,800  2,571
Edison International  764,700  20,790
GPU, Inc.   49,800  2,098
National Grid Co. PLC  14,349,400  68,321
  93,780
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.0%
El Paso Natural Gas Co.  83,900 $ 5,579
TELEPHONE SERVICES - 3.6%
ACC Corp. (a)  87,800  4,434
AT&T Corp.   5,180,200  317,287
American Communication Services, Inc.   44,000  564
Brooks Fiber Properties, Inc. (a)  1,276,300  70,197
Energis PLC (a)  5,928,800  24,908
EXCEL Communications, Inc. (a)  348,614  5,055
GST Telecommunications, Inc. (a)  88,300  1,091
GTE Corp.   132,400  6,918
LCI International, Inc. (a)  235,300  7,235
MCI Communications Corp.   851,000  36,433
McLeodUSA, Inc. Class A (a)  1,603,600  51,315
Metromedia Fiber Network, Inc. Class A (a)  930,900  15,476
NEXTLINK Communications, Inc. Class A (d)  1,507,100  32,120
Qwest Communications International, Inc.   361,400  21,503
Startec Global Communications Corp.   65,900  1,475
Tel-Save Holdings, Inc. (a)  596,700  11,859
Teleport Communications Group, Inc. Class A (a) 2,051,500 112,576 WorldCom, Inc. (a) 12,563,100 380,034
  1,100,480
TOTAL UTILITIES   1,482,319
TOTAL COMMON STOCKS
(Cost $19,560,278)   26,346,790
PREFERRED STOCKS - 0.9%
CONVERTIBLE PREFERRED STOCKS - 0.2%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust Series A, $3.25  569,000  37,554
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  73,500 $ 27,930
TOTAL CONVERTIBLE PREFERRED STOCKS   65,484
NONCONVERTIBLE PREFERRED STOCKS - 0.7%
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
SAP AG (Systeme Anwendungen Produkte)  207,300  65,930
UTILITIES - 0.5%
TELEPHONE SERVICES - 0.5%
Telecom Italia:
 Spa   11,503,600  50,545
 Mobile Spa de Risp  34,919,700  98,795
  149,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS   215,270
TOTAL PREFERRED STOCKS
(Cost $184,258)   280,754
CONVERTIBLE BONDS - 0.0%
 MOODY'S RATINGS (C)  PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Kent Electronics Corp. 4 1/2%, 9/1/04  B $ 8,010  6,528
National Semiconductor Corp.
6 1/2%, 10/1/02 (f)  Ba2  6,690  6,623
TOTAL CONVERTIBLE BONDS
(Cost $13,790)   13,151
U.S. TREASURY OBLIGATIONS - 4.7%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
7 5/8%, 2/15/25  Aaa $ 260,110 $ 315,667
6 7/8%, 8/15/25  Aaa  249,500  278,193
6% 2/15/26  Aaa  282,950  282,596
6.75% 8/15/26  Aaa  241,600  265,987
6.5% 11/15/26  Aaa  235,000  250,863
6.625% 2/15/27  Aaa  44,000  47,767
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,399,146)   1,441,073
CASH EQUIVALENTS - 9.5%
 SHARES

Taxable Central Cash Fund (b)    2,576,652,129  2,576,652
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.40%, dated
12/31/97 due 1/2/98  $ 374,763  374,630
TOTAL CASH EQUIVALENTS
(Cost $2,951,282)   2,951,282
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $24,108,754)  $ 31,033,050
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Affiliated company (see Note 8 of Notes to Financial Statements).
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Grand Palais
 Management Co., LP 7/24/96 $ -
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,234,000 or 0.1% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  85.9%
United Kingdom  3.0
Netherlands   2.1
France  2.0
Netherlands Antilles  1.6
Canada  1.7
Others (individually less than 1%)  3.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $24,197,225,000. Net unrealized appreciation aggregated $6,835,825,000, of which $7,337,238,000 related to appreciated investment securities and $501,413,000 related to depreciated investment securities.
The fund hereby designates approximately $304,960,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) DECEMBER 31, 1997

7.ASSETS                                                             8.          9.

10.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE          11.         $ 31,033,050
AGREEMENTS OF $374,630) (COST $24,108,754) -
SEE ACCOMPANYING SCHEDULE

12.CASH                                                              13.          263


14.RECEIVABLE FOR INVESTMENTS SOLD                                   15.          259,879

16.RECEIVABLE FOR FUND SHARES SOLD                                   17.          46,022

18.DIVIDENDS RECEIVABLE                                              19.          22,183

20.INTEREST RECEIVABLE                                               21.          41,964

22.OTHER RECEIVABLES                                                 23.          1,296

24. 25.TOTAL ASSETS                                                  26.          31,404,657

27.LIABILITIES                                                       28.         29.

30.PAYABLE FOR INVESTMENTS PURCHASED                                 $ 169,760   31.

32.PAYABLE FOR FUND SHARES REDEEMED                                   139,852    33.

34.DISTRIBUTIONS PAYABLE                                              12,238     35.

36.ACCRUED MANAGEMENT FEE                                             11,709     37.

38.OTHER PAYABLES AND ACCRUED EXPENSES                                7,335      39.

40.COLLATERAL ON SECURITIES LOANED, AT VALUE                          324,667    41.

42. 43.TOTAL LIABILITIES                                             44.          665,561

45.46.NET ASSETS                                                     47.         $ 30,739,096

48.NET ASSETS CONSIST OF:                                            49.         50.

51.PAID IN CAPITAL                                                   52.         $ 23,595,503

53.UNDISTRIBUTED NET INVESTMENT INCOME                               54.          38,086

55.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON             56.          181,324
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

57.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                     58.          6,924,183
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

59.60.NET ASSETS, FOR 659,238 SHARES OUTSTANDING                     61.         $ 30,739,096

62.63.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                 64.          $46.63
($30,739,096 (DIVIDED BY) 659,238 SHARES)

65.MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF                    66.          $48.07
$46.63)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1997

67.INVESTMENT INCOME                                             69.          $ 273,329
68.DIVIDENDS (INCLUDING $6,302 RECEIVED FROM AFFILIATED
ISSUERS)

70.INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF            71.           167,347
$5,911)

72. 73.TOTAL INCOME                                              74.           440,676

75.EXPENSES                                                      76.          77.

78.MANAGEMENT FEE                                                $ 166,046    79.
BASIC FEE

80. PERFORMANCE ADJUSTMENT                                        (32,639)    81.

82.TRANSFER AGENT FEES                                            55,563      83.

84.ACCOUNTING AND SECURITY LENDING FEES                           1,059       85.

86.NON-INTERESTED TRUSTEES' COMPENSATION                          137         87.

88.CUSTODIAN FEES AND EXPENSES                                    1,907       89.

90.REGISTRATION FEES                                              2,078       91.

92.AUDIT                                                          192         93.


94.LEGAL                                                          124         95.


96.INTEREST                                                       3           97.

98.REPORTS TO SHAREHOLDERS                                        1,199       99.

100.MISCELLANEOUS                                                 315         101.

102. TOTAL EXPENSES BEFORE REDUCTIONS                             195,984     103.

104. EXPENSE REDUCTIONS                                           (9,368)      186,616

105.106.NET INVESTMENT INCOME                                    107.          254,060

108.REALIZED AND UNREALIZED GAIN (LOSS)                          110.         111.
109.NET REALIZED GAIN (LOSS) ON:

112. INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF     2,589,554   113.
 $112,629 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

114. FOREIGN CURRENCY TRANSACTIONS                                (443)        2,589,111

115.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)         116.         117.
ON:

118. INVESTMENT SECURITIES                                        2,841,606   119.

120. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 (117)        2,841,489

121.122.NET GAIN (LOSS)                                          123.          5,430,600

124.125.NET INCREASE (DECREASE) IN NET ASSETS RESULTING          126.         $ 5,684,660
 FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,
                                                             1997           1996

127.INCREASE (DECREASE) IN NET ASSETS

128.OPERATIONS                                               $ 254,060      $ 247,680
NET INVESTMENT INCOME

129. NET REALIZED GAIN (LOSS)                                 2,589,111      1,301,229

130. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     2,841,489      2,377,237

131.                                                          5,684,660      3,926,146
132.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

133.DISTRIBUTIONS TO SHAREHOLDERS                             (211,835)      (205,408)
FROM NET INVESTMENT INCOME

134. FROM NET REALIZED GAIN                                   (2,742,867)    (1,597,799)

135. 136.TOTAL DISTRIBUTIONS                                  (2,954,702)    (1,803,207)

137.SHARE TRANSACTIONS                                        8,043,743      9,573,613
NET PROCEEDS FROM SALES OF SHARES

138. REINVESTMENT OF DISTRIBUTIONS                            2,914,929      1,776,511

139. COST OF SHARES REDEEMED                                  (6,778,358)    (4,502,101)

140.141.                                                      4,180,314      6,848,023
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

142.                                                          6,910,272      8,970,962
143.TOTAL INCREASE (DECREASE) IN NET ASSETS

144.NET ASSETS                                               145.           146.

147. BEGINNING OF PERIOD                                      23,828,824     14,857,862

148.                                                         $ 30,739,096   $ 23,828,824
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $38,086 AND $40,761, RESPECTIVELY)

149.OTHER INFORMATION                                        151.           152.
150.SHARES

153. SOLD                                                     175,809        242,915

154. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  65,437         44,832

155. REDEEMED                                                 (147,380)      (113,133)

156. NET INCREASE (DECREASE)                                  93,866         174,614


FINANCIAL HIGHLIGHTS

157.                              YEARS ENDED DECEMBER 31,

158.                              1997                       1996       1995       1994       1993

159.SELECTED PER-SHARE DATA

160.NET ASSET VALUE, BEGINNING    $ 42.15                    $ 38.02    $ 30.28    $ 30.84    $ 27.47

OF PERIOD

161.INCOME FROM INVESTMENT
OPERATIONS

162. NET INVESTMENT INCOME         .42 C                      .46        .03        .06        .14

163. NET REALIZED AND              8.97                       7.50       10.93      (.40)      5.66
 UNREALIZED GAIN (LOSS)

164. TOTAL FROM INVESTMENT         9.39                       7.96       10.96      (.34)      5.80
 OPERATIONS

165.

166.LESS DISTRIBUTIONS

167. FROM NET INVESTMENT           (.35)                      (.38)      (.09)      -          (.11)
INCOME

168. IN EXCESS OF NET              -                          -          -          -          (.07)
 INVESTMENT INCOME

169. FROM NET REALIZED GAIN        (4.56)                     (3.45)     (3.13)     (.22)      (2.25)

170. TOTAL DISTRIBUTIONS           (4.91)                     (3.83)     (3.22)     (.22)      (2.43)

171.NET ASSET VALUE, END OF       $ 46.63                    $ 42.15    $ 38.02    $ 30.28    $ 30.84
PERIOD

172.TOTAL RETURN A, B              23.00%                     21.94%     36.28%     (1.12)%    21.43%

173.RATIOS AND SUPPLEMENTAL
DATA

174.NET ASSETS, END OF PERIOD     $ 30,739                   $ 23,829   $ 14,858   $ 8,694    $ 6,208
 (IN MILLIONS)

175.RATIO OF EXPENSES TO           .70%                       .83%       .98%       1.03%      1.08%
AVERAGE
 NET ASSETS

176.RATIO OF EXPENSES TO           .67% D                     .79% D     .96% D     1.00% D    1.06% D
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

177.RATIO OF NET INVESTMENT        .91%                       1.28%      .44%       .59%       .46%
INCOME TO AVERAGE NET ASSETS

178.PORTFOLIO TURNOVER RATE        144%                       159%       223%       235%       255%

179.AVERAGE COMMISSION RATE E     $ .0310                    $ .0358


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR. The
Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $37,119,236,000 and $36,800,892,000, respectively, of which U.S. government and government agency obligations aggregated $1,212,226,000 and $913,892,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
For the period, the management fee was equivalent to an annual rate of
 .48% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $9,065,000 on sales of shares of the fund of which $54,000 was paid to securities dealers, banks and other financial institutions.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $11,278,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $ 311,790,000 and $324,667,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the
6. BANK BORROWINGS -
CONTINUED
period for which loans were outstanding amounted to $9,981,000 and $8,390,000, respectively. The weighted average interest rate was
5.56%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,127,000 under this arrangement.
In addition, the fund has entered into an arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $20,000 and $1,221,000 respectively, under these arrangements.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND
AFFILIATE COST COST INCOME VALUE
American Exploration Co.  $ - $ 641 $ - $ -
APAC Teleservices, Inc.   53,113  62,272  -  41,102
Advanced Fibre Communication, Inc.   2,814  -  -  108,820
Anaren Microwave, Inc.   3,980  2,534  -  5,571
Applied Magnetics Corp.   -  2,916  -  -
BJ Services Co.   -  1,732  -  -
Bally Total Fitness Holding Corp.   4,087  191  -  27,827
Bedford Property Investors, Inc.   4,461  2,298  737  24,795
Big Flower Holdings, Inc.   -  466  -  37,102
Breed Technologies, Inc.   5,491  -  -  34,808
Budget Group Inc., Class A   3,259  1,255  -  -
Cambrex Corp.   6,056  7,201  67  -
Camco International, Inc.   -  11,971  200  -
Cato Corp. Class A   -  299  36  -
Charming Shoppes, Inc.   3,540  -  -  49,656
Comcast Corp. Class A.   15,341  -  46  69,032
Consolidated Cigar Holdings, Inc.
 Class A   5,786  14,964  -  -
Cooper Cameron Corp.   -  30,589  -  -
Cross-Continent Auto Retailers, Inc.   -  744  -  -
Dominicks Supermarket, Inc.   13,927  3,813  -  47,797
ENSCO International, Inc.   41,871  82,370  402  273,876
Engineering Animation, Inc.   3,005  1,583  -  16,542
Franco-Nevada Mining Corp.   5,457  14,654  935  73,055
8. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND
AFFILIATE COST COST INCOME VALUE
Golf Trust of America, Inc.  $ 5,872 $ 5,779 $ 308 $ -
Goody's Family Clothing   6,877  12,779  -  -
Integrated Health Services, Inc.   4,114  10,515  -  -
Intermedia Communications, Inc.   2,786  -  -  58,478
Kaydon Corp.   7,267  12,941  440  62,154
Kronos, Inc.   -  8,657  -  -
Lycos, Inc.   14,092  -  -  46,501
Nabors Industries, Inc.   -  17,944  -  -
New Holland NV   10,049  3,938  1,303  -
Newfield Exploration Co.   1,062  14,932  -  -
NEXTLINK Comm Inc., Class A   -  -  -  32,120
O'Gara Co.   -  -  -  -
Orion Network Systems, Inc.   4,853  -  -  14,866
Pogo Producing Co.   -  10,281  86  -
ProCom Technology, Inc.   -  -  -  -
Quality Food Centers, Inc.   7,793  -  -  83,985
Richfood Holdings, Inc. Class A   1,471  16,501  403  71,607
SPX Corp.   12,353  8,155  111  70,435
Smedvig As.   4,935  9,110  -  -
Security-Connecticut Corp.   3,758  9,676  445  -
Semtech Corp.   4,588  3,542  -  -
Silgan Holdings, Inc.   2,345  411  -  -
Smartalk Teleservices, Inc.   -  2,341  -  -
Smith International, Inc..   50,173  49,362  -  182,836
Starwood Lodging Trust combined
 Certficate (SBI)   1,716  -  702  -
Stein Mart, Inc.   3,320  -  -  37,335
Sunrise Assissted, Living, Inc.   2,239  4,015  -  -
Swisher International
 Group, Inc. Class A   2,697  5,905  -  6,293
Telespectrum Worldwide, Inc.   554  3,608  -  -
Tongkah Holdings BHD   -  3,032  -  -
U.S.A. Floral Products, Inc.   -  -  -  10,245
United Auto Group, Inc.   -  553  -  -
8. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND
AFFILIATE COST COST INCOME VALUE
United Meridian Corp.  $ - $ 26,593 $ - $ -
Varco. International, Inc.   -  5,264  -  -
Vintage Petroleum, Inc.   -  -  24  -
Virgin Express Holdings PLC
 sponsored ADR   -  -  -  5,476
Zero Corp.   1,610  2,339  57  -
TOTALS  $ 328,712 $ 490,666 $ 6,302 $ 1,492,314
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Contrafund:
We have audited the accompanying statement of assets and liabilities of Fidelity Contrafund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included con-firmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Contrafund as of December 31,1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 3, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Contrafund voted to pay to shareholders of record at the opening of business on record date the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE   2/10/97 1/02/98 2/09/98

RECORD DATE   2/07/97 12/26/97 2/06/98

DIVIDENDS   $- $0.35 -

SHORT-TERM
CAPITAL GAINS   $0.49 $1.95 $.04

LONG-TERM
CAPITAL GAINS   $0.22 $1.90 $.03

LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate   100.00% 45.18% 45.23%
 20% rate   0.00% 54.82% 54.77%
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on January 14, 1998. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
AFFIRMATIVE     294,493,656.953    96.586

WITHHELD        10,408,128.276     3.414

TOTAL           304,901,785.229    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     294,395,114.131    96.554

WITHHELD        10,506,671.098     3.446

TOTAL           304,901,785.229    100.000

ROBERT M. GATES
AFFIRMATIVE     294,241,855.563    96.504

WITHHELD        10,659,929.666     3.496

TOTAL           304,901,785.229    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     294,377,990.496    96.548

WITHHELD        10,523,794.733     3.452

TOTAL           304,901,785.229    100.000

E. BRADLEY JONES
AFFIRMATIVE     294,186,725.625    96.486

WITHHELD        10,715,059.604     3.514

TOTAL           304,901,785.229    100.000

DONALD J. KIRK
AFFIRMATIVE     294,569,986.113    96.611

WITHHELD        10,331,799.116     3.389

TOTAL           304,901,785.229    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
AFFIRMATIVE     294,603,158.452    96.622

WITHHELD        10,298,626.777     3.378

TOTAL           304,901,785.229    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     294,580,915.870    96.615

WITHHELD        10,320,869.359     3.385

TOTAL           304,901,785.229    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     294,380,227.260    96.549

WITHHELD        10,521,557.969     3.451

TOTAL           304,901,785.229    100.000

MARVIN L. MANN
AFFIRMATIVE     294,552,009.716    96.606

WITHHELD        10,349,775.513     3.394

TOTAL           304,901,785.229    100.000

ROBERT C. POZEN
AFFIRMATIVE     294,490,162.345    96.585

WITHHELD        10,411,622.884     3.415

TOTAL           304,901,785.229    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     294,370,758.972    96.546

WITHHELD        10,531,026.257     3.454

TOTAL           304,901,785.229    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     274,716,702.107    90.100

AGAINST         3,737,492.162      1.226

ABSTAIN         26,447,590.960     8.674

TOTAL           304,901,785.229    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
AFFIRMATIVE     252,853,932.249    83.553

AGAINST         15,299,089.735     5.055

ABSTAIN         34,474,170.256     11.392

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a trustee within three months of the appointment.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     254,660,872.045    84.150

AGAINST         11,227,667.093     3.710

ABSTAIN         36,738,653.102     12.140

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     226,779,540.757    74.937

AGAINST         39,117,088.364     12.926

ABSTAIN         36,730,563.119     12.137

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     225,595,872.570    74.546

AGAINST         39,098,725.847     12.920

ABSTAIN         37,932,593.823     12.534

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 7
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     251,704,618.648    82.574

AGAINST         13,851,461.525     4.544

ABSTAIN         39,266,225.056     12.882

TOTAL           304,822,305.229    100.000

NOT VOTED     79,480.000

PROPOSAL 8
To approve a new sub-advisory agreement with FMR U.K. to provide investment advice and research services or investment management services.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     256,794,047.576    84.222

AGAINST         13,367,624.882     4.384

ABSTAIN         34,740,112.771     11.394

TOTAL           304,901,785.229    100.000

PROPOSAL 9
To approve a new sub-advisory agreement with FMR Far East to provide investment advice and research services or investment management services.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     255,223,054.589    83.707

AGAINST         14,933,523.489     4.897

ABSTAIN         34,745,207.151     11.396

TOTAL           304,901,785.229    100.000

PROPOSAL 10
To amend the fundamental investment objective and replace certain fundamental investment policies with non-fundamental policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     230,031,707.190    76.012

AGAINST         28,517,590.141     9.423

ABSTAIN         44,077,894.909     14.565

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 11
Diversification - To amend the fundamental investment limitation to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     229,682,726.197    75.896

AGAINST         33,900,860.168     11.202

ABSTAIN         39,043,605.875     12.902

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 12
Concentration - To standardize language, ratify the limitation and modify it to exclude "securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities" rather than " obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities" from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     249,687,217.095    82.507

AGAINST         15,307,107.514     5.058

ABSTAIN         37,632,867.631     12.435

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

PROPOSAL 13
Commodities - To ratify the ability to invest in securities or other instruments backed by physical commodities and the ability to own physical commodities as the result of ownership of other securities or instruments.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     245,074,386.206    80.982

AGAINST         19,254,363.321     6.363

ABSTAIN         38,298,442.713     12.655

TOTAL           302,627,192.240    100.000

NOT VOTED     2,274,592.989

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal
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Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
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Donald J. Kirk *
Peter S. Lynch
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GENERAL DISTRIBUTOR
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